Subsequent events (Details Narrative)								12 Months Ended
	Mar. 28, 2026	Mar. 25, 2026 EUR (€)	Jan. 28, 2026 USD ($) shares	Jan. 28, 2026 EUR (€) shares	Jan. 27, 2026 EUR (€)	Jan. 26, 2026 EUR (€)	Jan. 25, 2026 shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Oct. 31, 2025 shares	Mar. 31, 2025 shares	Dec. 20, 2024 shares	Jul. 31, 2023 shares
Subsequent Event [Line Items]
Convertible debt amount received								€ 7,500,000
Gross proceeds for equity								€ 14,787,458	€ 270,885	€ 531
American Depository Shares [Member]
Subsequent Event [Line Items]
Share issued | shares											4,285,715	856,602	73,008	100
Subsequent Event [Member]
Subsequent Event [Line Items]
[custom:ClaimsAdjustmentDescription]	The statement of claim challenges the validity of the May 2, 2024 shareholders’ resolution related to the Company’s loyalty share program that provided multiple votes per share depending on the amount of time an ordinary shareholder has held their shares (up to a maximum of 10 votes per share for ordinary shareholder that have held their shares for 10 years), and the October 29, 2025 shareholders’ resolution expanding the corporate purpose to allow Genenta to explore Golden Powers sectors. According to Italian civil procedure law, the Company must file its response by May 15, 2026.
Subsequent Event [Member] | American Depository Shares [Member]
Subsequent Event [Line Items]
Share issued | shares			158,837	158,837
Gross proceeds for equity			$ 330,857	€ 277,047
Shares increase | shares			23,591,020	23,591,020
Subsequent Event [Member] | Mr Pierluigi Paracchi [Member]
Subsequent Event [Line Items]
Capital increase ATM program and Registered Direct Offering, shares | shares							3,000
Subsequent Event [Member] | Sophia High Tech Srl [Member]
Subsequent Event [Line Items]
Payment for acquisition		€ 6,000,000.0
Capital increase		3,250,000
Earn Out Payable		500,000
Subsequent Event [Member] | Sophia High Tech Srl [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Payment for acquisition		€ 1,950,000
Subsequent Event [Member] | ATC [Member] | Sophia High Tech Srl [Member]
Subsequent Event [Line Items]
Ownership, percent		51.00%
Subsequent Event [Member] | Sophia High Tech Srl [Member]
Subsequent Event [Line Items]
Equity acquisition		30.00%
Subsequent Event [Member] | Investment Agreement [Member]
Subsequent Event [Line Items]
Payment for acquisition						€ 5,100,000
Subsequent Event [Member] | Investment Agreement [Member] | ATC [Member]
Subsequent Event [Line Items]
Ownership, percent						51.00%
Subsequent Event [Member] | Investment Agreement [Member] | ATC Srl [Member]
Subsequent Event [Line Items]
Equity acquisition						19.50%
Equity acquisition value						€ 1,300,000
Subsequent Event [Member] | March 2025 Agreement [Member] | Enea Tech Biomedical [Member]
Subsequent Event [Line Items]
Convertible debt					€ 20,000,000
Convertible debt amount received					€ 7,500,000